UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	1/31/2013



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL         April 5, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              40
                                                  -----------------------

Form 13F Information Table Value Total:            $ 216981 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table



FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
BARCLAYS 1-3 YR CREDIT BOND       A     464288646   13360     126590SH          SOLE        NONE           126590
DJ-UBS COMMODITY INDEX ETN        A     06738C778       0          0SH          SOLE        NONE                0
IPATH S&P 500 DYNAMIC VIX         A     06741L609       0          0SH          SOLE        NONE                0
iSHARES HIGH DIVIDEND YIELD       A     46429B663       0          0SH          SOLE        NONE                0
iSHARES MSCI EAFE                 A     464287465     626      10627SH          SOLE        NONE            10627
iSHARES MSCI EMERGING MKTS        A     464287234       2         48SH          SOLE        NONE               48
ISHARES MSCI EX-US		  A 	464288240       7        181SH          SOLE        NONE              181
iSHARES MSCI JAPAN                A     464286848       1        100SH          SOLE        NONE              100
iSHARES MSCI USA MIN VOLATILITY   A     46429B697   10325     315178SH          SOLE        NONE           315178
iSHARES S&P GLBL INDX             A     464287572       5         76SH          SOLE        NONE               76
iSHARES S&P MID VALUE             A     464287705   22692     224920SH          SOLE        NONE           224920
iSHARES S&P SM VALUE              A     464287879      51        568SH          SOLE        NONE              568
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       0          0SH          SOLE        NONE                0
iSHARES TR DJ TOTAL MARKET        A     464287846      13        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287788       1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226     285       2561SH          SOLE        NONE             2561
PIMCO ENHANCED SHORT MAT          A     72201R833   10493     103363SH          SOLE        NONE           103363
POWERSHARES S&P500 HIGH QUALITY   A     73935X682   10245     586798SH          SOLE        NONE           586798
POWERSHARES S&P500 LOW VOLATILITY A     73937B779   10348     332969SH          SOLE        NONE           332969
RUSSELL 1000 iSHARES              A     464287622     435       4991SH          SOLE        NONE             4991
RUSSELL 2000 iSHARES              A     464287655      85       1061SH          SOLE        NONE             1061
RUSSELL 2000 VALUE iSHARES        A     464287630     145       1731SH          SOLE        NONE             1731
RUSSELL 3000 iSHARES              A     464287689  120484    1289152SH          SOLE        NONE          1289152
RUSSELL MIDCAP VALUE iSHARES      A     464287473     436       7665SH          SOLE        NONE             7665
S&P 500 BARRA GROWTH iSHARES      A     464287309       7         95SH          SOLE        NONE               95
S&P 500 iSHARES                   A     464287200     447       2841SH          SOLE        NONE             2841
SCHWAB EMG MKT EQUITY ETF         A     808524706      67       2651SH          SOLE        NONE             2651
SCHWAB INTL EQUITY ETF            A     808524805     154       5559SH          SOLE        NONE             5559
SCHWAB INTL SMALL CAP ETF         A     808524888      52       1848SH          SOLE        NONE             1848
SCHWAB LG-CAP VALUE ETF           A     808524409      19        543SH          SOLE        NONE              543
SCHWAB US BROAD MKT ETF           A     808524102     406      10696SH          SOLE        NONE            10696
SCHWAB US DIVIDEND EQUITY ETF     A     808524797       6        200SH          SOLE        NONE              200
SCHWAB US SMALL-CAP ETF           A     808524607       9        230SH          SOLE        NONE              230
SPDR TRUST UNIT SR                A     78462F103      87        559SH          SOLE        NONE              559
VANGUARD DIV APPRECIATION         A     921908844      27        425SH          SOLE        NONE              425
VANGUARD IDX FDS GROWTH           A     922908736       4          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744       3         45SH          SOLE        NONE               45
VANGUARD MEGA CAP 300 IDX         A     921910873   10301     192411SH          SOLE        NONE           192411
VANGUARD TOTAL BOND MKT           A     921937835    1940      23202SH          SOLE        NONE            23202
VANGUARD TOTAL STOCK MKT IDX      A     922908769    3413      42158SH          SOLE        NONE            42158

TOTAL                                              $216981 (x1000)
